Income tax expense - Impact of Pillar Two income taxes (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Impact of Pillar Two Income taxes [Line Items]
Average effective tax rate	24.90%	24.90%	25.32%	25.90%
Tax expense (income)	₩ 1,051,378	$ 711,352	₩ 890,559	₩ 1,178,496
Pillar Two Legislation [Member]
Impact of Pillar Two Income taxes [Line Items]
Tax expense (income)	₩ 0
Top of range [member] | Pillar Two Legislation [Member]
Impact of Pillar Two Income taxes [Line Items]
Average effective tax rate	15.00%	15.00%
Bottom of range [member] | Pillar Two Legislation [Member]
Impact of Pillar Two Income taxes [Line Items]
Average effective tax rate	15.00%	15.00%